Nature of Operations - Additional Information (Detail) - ILUVIEN - Patient	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Nature Of Operations [Line Items]
Post-authorization open study period	5 years	5 years
Number of patients involved in post-authorization open study period	800	800